Document and Entity Information	May 31, 2019
Prospectus:
Document Type	497
Document Period End Date	May 31, 2019
Registrant Name	ARBITRAGE FUNDS
Entity Central Index Key	0001105076
Entity Inv Company Type	N-1A
Amendment Flag	false
Document Creation Date	Jul. 10, 2019
Document Effective Date	Jul. 10, 2019
Prospectus Date	Sep. 30, 2018
Water Island Long/Short Fund (formerly, The Arbitrage Tactical Equity Fund) | Class R
Prospectus:
Trading Symbol	ATQFX
Water Island Long/Short Fund (formerly, The Arbitrage Tactical Equity Fund) | Class I
Prospectus:
Trading Symbol	ATQIX
Water Island Long/Short Fund (formerly, The Arbitrage Tactical Equity Fund) | Class C
Prospectus:
Trading Symbol	ATQCX
Water Island Long/Short Fund (formerly, The Arbitrage Tactical Equity Fund) | Class A
Prospectus:
Trading Symbol	ATQAX